TD Asset Management USA Funds Inc.

399 Park Avenue

New York, New York 10022

June 4, 2018

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)
Securities Act File Nos. 33-96132; and Investment Company Act File No. 811-09086
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that (i) the Prospectus and Statement of Additional Information dated May 31, 2018 for the Institutional Class shares and Advisor Class shares of TD Global Low Volatility Equity Fund and Epoch U.S. Small-Mid Cap Equity Fund, and (ii) the Prospectus and Statement of Additional Information dated May 31, 2018 for TD 1- to 5-Year Corporate Bond Portfolio and TD 5- to 10-Year Corporate Bond Portfolio, do not differ from those contained in Post-Effective Amendment No. 83 to the Company’s Registration Statement on Form N-1A (the “Amendment”) electronically filed with the Securities and Exchange Commission on May 31, 2018. The Amendment became effective immediately upon filing.

Please do not hesitate to contact the undersigned at (610) 676-1125 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/James Bernstein

James Bernstein

Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.

Elliot J. Gluck – Willkie Farr & Gallagher LLP